Stockholders’ Equity - Schedule of Warrants Activities (Details) - Warrant [Member] - $ / shares		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Warrants Activities [Line Items]
Number of shares, Outstanding Ending	105,490	31,500
Weighted Average Exercise Price, Outstanding Ending	$ 11.71	$ 31.25
Weighted Average Life (years), Outstanding	3 years 11 months 1 day	2 years 5 months 19 days
Number of shares, Granted
Weighted Average Exercise Price, Granted
Number of shares, Expired
Weighted Average Exercise Price, Expired
Number of shares, Exercised		(73,990)
Weighted Average Exercise Price, Exercised		$ (3.39)